Convertible Securities (Details)	1 Months Ended						12 Months Ended
	Feb. 16, 2023 shares	Jun. 30, 2022 USD ($)	Apr. 30, 2021 $ / shares	Nov. 30, 2019 USD ($) $ / shares	Apr. 30, 2019 USD ($) $ / shares	Jan. 31, 2019 USD ($) $ / shares	Dec. 31, 2022 ₪ / shares $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Mar. 20, 2023 $ / shares	Sep. 30, 2022 $ / shares	Apr. 22, 2021 $ / shares	Dec. 31, 2019 USD ($)
Convertible Securities (Details) [Line Items]
Aggregate amount (in Dollars) | $				$ 100,000	$ 200,000	$ 100,000		$ 600,000	$ 400,000
Bearing interest rate							4.00%
Ordinary shares par value (in New Shekels per share) | ₪ / shares							₪ 0.01
Share price							₪ 2			$ 0.54
Aggregate principal amount (in Dollars) | $													$ 1,500,000
Convertible security , description							The beneficial conversion feature of each one of convertible security was valued at zero.
Cash payment (in Dollars) | $		$ 300,000
Pre-money valuation amount (in Dollars) | $		$ 26,400,000
Warrant price per share percentage			80.00%
Purchase price per share			$ 2.25									$ 2.25
Exercise price											$ 2
Warrant [Member]
Convertible Securities (Details) [Line Items]
Exercise price							₪ 4				$ 2
Convertible security agreements [Member]
Convertible Securities (Details) [Line Items]
Share price			$ 1.22	$ 1.69	$ 0.92	$ 0.92		$ 0.79	$ 0.79
Convertible Securities [Member] | Subsequent Event [Member]
Convertible Securities (Details) [Line Items]
Aggregate ordinary shares (in Shares) | shares	169,125